Operating expenses - Additional information (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2024 EUR (€) employee	Dec. 31, 2024 EUR (€)
Disclosure of operating expenses [Line Items]
Personnel expenses other than share-based compensation	€ 12,227	€ 11,002
Number of employees | employee	174	168
Amortisation, intangible assets other than goodwill	€ 0	€ 297
Depreciation	€ 707	€ 845
R&D
Disclosure of operating expenses [Line Items]
Number of employees | employee	133	135
Administration
Disclosure of operating expenses [Line Items]
Number of employees | employee	42	39
Monalizumab agreement
Disclosure of operating expenses [Line Items]
Amortisation, intangible assets other than goodwill		€ 294
Depreciation			€ 852